Intangible Assets and Contract Liabilities	12 Months Ended
Dec. 31, 2024
Intangible Assets and Contract Liabilities.
Intangible Assets and Contract Liabilities

15)  Contract Liabilities

Contract Liabilities

The unfavorable contractual rights for charters associated with Fortaleza Knutsen and Recife Knutsen were obtained in connection with a step acquisition in 2008 that had unfavorable contractual terms relative to market as of the axquisition date. The Fortaleza Knutsen and the Recife Knutsen commenced on their 12 years’ fixed bareboat charters in March 2011 and August 2011, respectively. The unfavorable contract rights related to Fortaleza Knutsen and Recife Knutsen are amortized to bareboat revenues on straight-line basis over the 12 years’ contract period that expired in March 2023 and Augst 2023, respectively.

The unfavorable contractual rights for the time charter contract associated with Tuva Knutsen were obtained in connection with the acquisition in 2024 that had unfavorable contractual terms relative to market as of the acquisition date. The Tuva Knutsen commenced on its 5 year time charter in February 2021, with options to declare additional terms for up to a total of 10 years. The unfavorable contract rights related to the Tuva Knutsen are split between the firm contract period and the option period and both are amortized to time charter revenue on a straight-line basis over the remaining term of their estimated period and the option ending in January 2036. Thus, the amortized values are different for the firm period and for the optional period.

	Unfavourable	Unfavourable	Unfavourable
	contract rights	contract rights	contract rights	Total
	Fortaleza	Recife	Tuva	Contract
(U.S. Dollars in thousands)	Knutsen	Knutsen	Knutsen	liabilities
Contract liabilities, December 31, 2022	$(174)	$(477)	$—	$(651)
Additions	—	—	—	—
Amortization for the year	174	477	—	651
Contract liabilities, December 31, 2023	$—	$—	$—	$—
Additions (refer to Note 24)	—	—	(27,628)	(27,628)
Amortization for the year	—	—	963	963
Contract liabilities, December 31, 2024	$—	$—	$(26,665)	$(26,665)

The following table presents the Partnership’s outstanding contract liabilities as of December 31, 2024.

(U.S. Dollars in thousands)
2025	$(2,889)
2026	(2,889)
2027	(2,889)
2028	(2,889)
2029 and thereafter	(15,109)
Total	$(26,665)

Accumulated amortization for contract liabilities was $23.8 million and $18.3 million as of December 31, 2024 and 2023, respectively.